Investment securities (Details 5) (Debt securities, CHF) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Available-for-sale debt securities amortized cost disclosures
Due within 1 year, amortized cost	874
Due from 1 to 5 years, amortized cost	1,531
Due from 5 to 10 years, amortized cost	206
Due after 10 years, amortized cost	8
Total, amortized cost	2,619	2,809
Available-for-sale debt securities fair value disclosures
Due within 1 year, fair value	884
Due from 1 to 5 years, fair value	1,569
Due from 5 to 10 years, fair value	221
Due after 10 years, fair value	9
Total, fair value	2,683	2,886
Available-for-sale debt securities average yield disclosures
Due within 1 year, average yield (as a percent)	2.23%
Due from 1 to 5 years, average yield (as a percent)	0.87%
Due from 5 to 10 years, average yield (as a percent)	1.30%
Due after 10 years, average yield (as a percent)	2.00%
Total, average yield (as a percent)	1.36%
Bank
Available-for-sale debt securities amortized cost disclosures
Due within 1 year, amortized cost	850
Due from 1 to 5 years, amortized cost	1,378
Total, amortized cost	2,228	1,498
Available-for-sale debt securities fair value disclosures
Due within 1 year, fair value	859
Due from 1 to 5 years, fair value	1,412
Total, fair value	2,271	1,526
Available-for-sale debt securities average yield disclosures
Due within 1 year, average yield (as a percent)	2.22%
Due from 1 to 5 years, average yield (as a percent)	0.75%
Total, average yield (as a percent)	1.31%